UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  904-543-7230


Signature, Place and Date of Signing:

/s/ Jason S. Atkins        Jacksonville Beach, Florida        August 14, 2006
-----------------------   -----------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:   $270,212
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

                             TITLE                                   MKT
                             OF                                   VALUE SH/       PUT/      INVMNT  DSCRTN     VOTING  AUTHORITY
DESCRIPTION                  SECURITY       CUSIP       QUANTITY   (x$1000)  PRN  CALL        SOLE  SHARED      SOLE   SHARED  NONE
ACTIVISION INC NEW           COM NEW        004930202     59,200        674  SH             59,200             59,200
ADMINISTAFF INC              COM            007094105    115,000      4,118       CALL     115,000            115,000
ADTRAN INC                   COM            00738A106    546,257     12,253  SH            546,257            546,257
ADVANCED AUTO PARTS INC      COM            00751Y106    380,200     10,988  SH            380,200            380,200
AGRIUM INC                   COM            008916108    112,100      2,603  SH            112,100            112,100
ALVARION LTD                 SHS            M0861T100  1,549,998      9,517  SH          1,549,998          1,549,998
BIOMET INC                   COM            090613100    306,300      9,584        PUT     306,300            306,300
BLUE COAT SYSTEMS INC        COM NEW        09534T508    585,999      9,880  SH            585,999            585,999
BRISTOW GROUP INC            COM            110394103    822,000     29,592  SH            822,000            822,000
CHIQUITA BRANDS INTL INC     COM            170032809    211,800      2,919  SH            211,800            211,800
DELL INC                     COM            24702R101    366,700      8,969  SH            366,700            366,700
DTS INC                      COM            23335C101     95,000      1,851  SH             95,000             95,000
DYNAMEX INC                  COM            26784F103    322,393      7,031  SH            322,393            322,393
EAGLE MATERIALS INC          COM            26969P108    275,000     13,063       CALL     275,000            275,000
ELECTRONIC ARTS INC          COM            285512109    203,831      8,773  SH            203,831            203,831
FIRST DATA CORP              COM            319963104    138,900      6,256  SH            138,900            138,900
FUEL-TECH NV                 COM            359523107  1,065,156     12,888  SH          1,065,156          1,065,156
HEALTHCARE SVCS GRP INC      COM            421906108    460,582      9,649  SH            460,582            460,582
HOLOGIC INC                  COM            436440101     47,800      2,359        PUT      47,800             47,800
IMMUCOR INC                  COM            452526106    174,097      3,348  SH            174,097            174,097
INSITUFORM TECHNOLOGIES INC  COM            457667103     51,700      1,183       CALL      51,700             51,700
NETEASE.COM INC              SPONSORED ADR  64110W102     37,384        835  SH             37,384             37,384
NUTRISYSTEM INC              COM            67069D108    200,000     12,426  SH            200,000            200,000
ODYSSEY HEALTHCARE INC       COM            67611V101     64,684      1,136  SH             64,684             64,684
OFFICE DEPOT INC             COM            676220106    152,800      5,806  SH            152,800            152,800
PACIFIC ETHANOL INC          COM            69423U107     45,000      1,040  SH             45,000             45,000
PACIFIC ETHANOL INC          COM            69423U107    201,000      4,647       CALL     201,000            201,000
PW EAGLE INC                 COM            69366Y108    120,694      3,650  SH            120,694            120,694
RENOVIS INC                  COM            759885106    646,011      9,890  SH            646,011            646,011
RINKER GROUP LTD             SPONSORED ADR  76687M101      8,400        509  SH              8,400              8,400
SEACOR HOLDINGS INC          COM            811904101     62,100      5,098  SH             62,100             62,100
SELECT COMFORT CORP          COM            81616X103     72,000      1,654       CALL      72,000             72,000
TENNECO INC                  COM            880349105    141,800      3,687  SH            141,800            141,800
TJX CO INC NEW               COM            872540109    303,300      6,933  SH            303,300            303,300
TURBOCHEF TECHNOLOGIES INC   COM NEW        900006206  2,544,400     28,294  SH          2,544,400          2,544,400
TURBOCHEF TECHNOLOGIES INC   COM NEW        900006206    164,000      1,824       CALL     164,000            164,000
VERASUN ENERGY CORP          COM            92336G106     50,000      1,312  SH             50,000             50,000
WAL-MART STORES INC          COM            931142103     24,200      1,166  SH             24,200             24,200
ZALE CORP NEW                COM            988858106    531,600     12,806  SH            531,600            531,600

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